Description of Business and Organization (Textuals) (Details)	Dec. 31, 2019 item
Description Of Business And Organization [Line Items]
Number of cruise ships	27
Capacity of ship, berths	58,400
Number of additional ships	10
Ship to be delivered in 2023
Description Of Business And Organization [Line Items]
Number of additional ships	1
Ships launching period in winter of 2022 through spring of 2025
Description Of Business And Organization [Line Items]
Number of additional ships	2
Ships launching period in 2027
Description Of Business And Organization [Line Items]
Number of additional ships	10
Increased number of berths	82,000
Ships launching period in 2027 | Project Leonardo
Description Of Business And Organization [Line Items]
Number of additional ships	6